Gold stream obligation	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Gold stream obligation	Gold stream obligation
As part of the acquisition of Sabina (Note 6), the Company acquired a Gold Stream Arrangement with Wheaton Precious Metals ("WPM"). The $125 million upfront payment (the “Deposit”) was funded in 4 installments, of which all were received prior to the acquisition. In return, B2Gold is obligated to deliver 4.15% of the gold production from the Goose Project, reducing to 2.15% and 1.5% after the delivery of 130,000 and 200,000 ounces, respectively. WPM is obligated to pay B2Gold a purchase price for each ounce of refined gold metal equal to:
•During a deposit period, i.e. any period during which the Deposit is greater than nil, 18% of the p.m. LBMA Gold Price. The difference between the LBMA gold price and such purchase price being payable is deducted against the Deposit until it has been reduced to nil.
•During a non-deposit period, 22% of the p.m. LBMA Gold Price.
The acquisition of Sabina triggered a one-time change of control event that allowed B2Gold to exercise a one-time option to buy back one third of the Gold Stream (the “Buy-back Option”) for consideration of $46 million. On April 20, 2023, the Buy-back option was exercised at a purchase price of $46 million. As a result of the exercise of the Buy-back Option, the quantity of gold deliverable to WPM under the Gold Stream is reduced by 33%. After execution of the Buy-back Option, the Deposit amount is reduced by 33% to $83.75 million. Further, the delivery obligation is also reduced by the same proportion as follows:
•2.7805% of gold production up to delivery of 87,100 oz
•1.4405% of gold production up to an aggregate of 134,000 oz
•1.005% of gold production thereafter.

The gold stream obligation was determined to be a derivative liability under IFRS 9, Financial instruments, and has been classified as FVTPL. As a result, it has been recorded at its fair value on the Consolidated Balance Sheet with changes in the fair value being recorded in the Consolidated Statement of Operations. The fair value of the gold stream was determined to be level 3 in the fair value hierarchy (Note 19). The Company has guaranteed the remaining portion of the gold stream obligation.

The following is a summary of the changes in the gold stream obligation:

$

Balance at December 31, 2022	—
Fair value at acquisition (Note 6)	173,700
Exercise of buy-back option	(46,400)
Change in fair value	12,300
Balance at December 31, 2023	139,600